Putnam
Convertible
Opportunities
and Income Trust

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

2-28-99


[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* "In our opinion, we can expect a benign or stable interest rate environment, which offers a favorable backdrop for convertible securities."

                         -- Charles G. Pohl, manager
                            Putnam Convertible Opportunities and Income Trust

* "Unless you expect a U.S. recession next year, which seems most unlikely, the U.S. high-yield debt remains cheap by historical standards. Between 1992 and the present, the average spread for this index was 450 basis points, nearly 200 basis points below today's levels."

                         -- Forbes, December 28, 1998

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

12 Portfolio holdings

37 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The global market environment remained challenging for investors in convertible securities during Putnam Convertible Opportunities and Income Trust's fiscal year ended February 28, 1999. For the fund's management team, the strategy became one of reducing the portfolio's risk profile, broadening diversification, and taking advantage, on a case-by-case basis, of opportunities as they present themselves.

Since technology companies issue a large percentage of all convertible securities and generally tend to weigh heavily among the fund's holdings, it is not surprising that many of the opportunities arose in this industry. The managers explain their strategy in detail in the following report. They also tell why they take a generally optimistic view of prospects for the fiscal year just begun.

I am pleased to announce the appointment of Kevin J. Rogers to your fund's management team shortly after the close of the fiscal year. Before joining Putnam in 1998, Kevin was with INVESCO and Fidelity Investments. He has 11 years of investment experience.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
April 21, 1999



Report from the Fund Managers
Charles G. Pohl
Kevin J. Rogers

For convertible securities and high-yield bonds -- the two sectors that make up Putnam Convertible Opportunities and Income Trust's portfolio -- 1998 was a challenging year. In this unusually volatile environment, we took some strategic steps to help limit the portfolio's overall risk. For the 12 months ended February 28, 1999, your fund provided a return of -6.52% at net asset value and -7.47% at market price.

* DIVERGENCE BETWEEN LARGE AND SMALL COMPANIES

The fund typically invests a substantial portion of its portfolio in convertible securities of small-capitalization companies. Late summer through fall 1998 was a difficult period for these companies. From the peak to the low point in September 1998, small-cap companies, as represented by the Russell 2000 Index, were down approximately 40%, and many small-cap stocks lost as much as two thirds of their value. Although they were not generally affected to the same extent, small-cap convertibles suffered as well, dampening your fund's performance.

In sharp contrast to their smaller brethren, securities of large-capitalization companies continued to lead the market. For the 12-month period ended February 28, 1999, large-capitalization stocks, as measured by the Standard and Poor's 500(R) Index, provided a 19.74% return, reflecting the shift of investor psychology toward caution and safety. Larger-cap convertibles benefited from the trend.

Your fund's small-cap bias clearly accounts for its underperformance within the general convertible market. During the reporting period, there were some unusual divergences in the convertible securities universe that were not dissimilar to what occurred in the stock market as reflected by the S&P 500. The issues of a handful of large companies led performance in the convertible market and because of the uninterrupted appreciation they experienced during the period, they ultimately represented an unduly large portion of the overall convertible market, as represented by the Merrill Lynch All Convertible Bond Index.

While your fund held positions in most of these large companies, which led performance in the convertible market during fiscal '99, we followed the discipline of our value-oriented investing style and trimmed the positions to lock in the resulting gains. While this strategy helped reduce the overall risk of the fund by ensuring that it did not become overly concentrated in a few select holdings, it also resulted in the fund's underperformance of its benchmark index over the period. Because we take a longer-term perspective, we believe that steering the portfolio slightly away from the benchmark in favor of a more appropriate risk/reward profile was in the best long-term interest of shareholders.

* TECHNOLOGY, ENERGY SECTORS OFFER OPPORTUNITY

The technology sector makes up approximately 20% of the convertible universe. During the period, falling prices of small-cap convertibles within the sector presented us with some unusually attractive opportunities. We moved aggressively to take advantage of the situation and made some opportunistic purchases of a number of issues in this sector.

While energy sector securities have been in a downtrend for some time, we noted some modest progress this year. However, with prices of oil and gas issues falling to attractive levels during the period, we purchased some of the higher-quality names. During the period, your fund's energy-related convertible securities included Pennzoil-Quaker State Co. and Diamond Offshore; both of which were sold by the end of the fiscal year.


[GRAPHIC OMITTED: pie chart PORTFOLIO COMPOSITION]

PORTFOLIO COMPOSITION*

Preferred stocks -- 3.4%

Corporate high-yield bonds -- 43.8%

Other -- 1.7%

Convertible securities -- 49.8%

Common stocks,
including warrants -- 1.3%

Footnote reads:
*Based on total market value of assets as of 2/28/99. Composition will vary over time.


Pennzoil-Quaker State Co. is a leading worldwide automotive consumer products company that markets Pennzoil(R) and Quaker State(R) brand motor oils, the number one and number two selling motor oils in the United States. Diamond Offshore is a leader in deep-water drilling. The company's fleet of 46 offshore drilling rigs consists of 30 semisubmersibles, 15 jackups, and 1 drill ship. The fleet operates in the waters off 6 of the world's 7 continents. While these holdings, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all portfolio holdings are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* INVESTORS FLEE HIGH YIELDS IN SEARCH OF QUALITY

The flight to quality that swept the globe in the late summer and fall of 1998 made for the worst climate for high-yield bonds since 1990. Worried by Russia's financial collapse and subsequent margin calls on certain hedge funds, investors suddenly became highly risk averse and generally sold off fixed-income investments with any hint of credit risk. All quality tiers were caught in the market rout with only U.S. Treasuries remaining immune. As a result, spreads against Treasuries widened as bond prices fell. As a result, the lower-quality issues emphasized in your fund's portfolio were especially hard hit.

The high-yield market staged a modest recovery toward the end of the period, as investors recovered some of their appetite for risk. Spreads against Treasuries narrowed somewhat and net cash flows into the asset class once again turned positive. However, this comeback was overshadowed by the lingering aftereffects of the late summer/early fall market slump. Prices of high-yield issues remained somewhat depressed at the period's end, apparently still discounting an impending recession, contrary to most economists' forecasts.


[GRAPHIC OMITTED: TOP 5 CONVERTIBLE BOND HOLDINGS]

TOP 5 CONVERTIBLE BOND HOLDINGS*

PennzEnergy Co., 4.95% convertible, 2008
Oil and gas

Berkshire Hathaway, Inc. 1% convertible, 2001
Insurance

Mediaone Group, Inc., $2.25 convertible preferred
Cable television

American General Delaware Corp., $3.00 convertible preferred
Insurance and finance

Wang Laboratories, Inc., $3.25 convertible preferred
Computer services


[GRAPHIC OMITTED: TOP 5 CORPORATE HIGH-YIELD BOND HOLDINGS]

TOP 5 CORPORATE HIGH-YIELD BOND HOLDINGS*

Midland Funding Corp. Series A, 11.75%, 2005
Electric utilities (finance subsidiary)

Cencall Communications Corp. stepped-coupon 0%, 2004
Cellular communications

Global Crossing Holdings, Ltd. company guaranty 9.625%, 2008
Telecommunications

Weirton Steel Corp. 10.75%, 2005
Metals and mining

ICG Services, Inc. stepped-coupon 0%, 2008
Telecommunications

Footnote reads:
*These combined holdings represent 7.5% of the fund's net assets as of 2/28/99. Portfolio holdings will vary over time.


* CONVERTIBLES, HIGH-YIELDS STILL OFFER OPPORTUNITIES

One of the major underpinnings of the convertible securities market is the interest-rate environment. In our opinion, we can expect a benign or stable interest-rate environment to continue in the months ahead, a prognosis that offers a favorable backdrop for convertible securities. We also believe that last year's bear market for small-cap stocks has created some outstanding buying opportunities.

We will continue to emphasize -- on a highly selective basis -- the convertibles of technology stocks as they come through a down cycle that has been prolonged by Asia's turmoil. Within the strategy parameters of the fund, we will also seek to increase the fund's weighting of large-cap convertible holdings somewhat.

Although the market has regained some of its lost ground in the high-yield sector, we believe prices there remain attractively low. This conclusion is based on an environment of dormant inflation, a continued low default rate among high-yield issuers, repeated Fed interventions to ensure liquidity, and the lack of recessionary signals in the economy. Given such an environment, we anticipate that the positions we established over the second half of 1998 will prove their effectiveness in fiscal 1999.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 2/28/99, there is no guarantee the fund will continue to hold these securities in the future.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Convertible Opportunities and Income Trust is designed for investors aggressively seeking capital appreciation and current income through a diversified portfolio of lower-grade and nonrated convertible securities and nonconvertible high-yielding securities.


TOTAL RETURN FOR PERIODS ENDED 2/28/99

                                     Merrill Lynch  First Boston   Consumer
                            Market  All-Convertible  High Yield     price
                      NAV    price       Index       Bond Index     index
-------------------------------------------------------------------------
1 year              -6.52%   -7.47%       4.34%        -1.15%        1.73%
-------------------------------------------------------------------------
Life of fund
(since 6/29/95)     41.12    37.55       59.94         35.93         8.00
Annual average       9.84     9.08       13.67          8.73         2.12
-------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value, and market price will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
12 months ended 2/28/99

-------------------------------------------------------------------------
Distributions
-------------------------------------------------------------------------
Number                                 12
-------------------------------------------------------------------------
Income                              $1.9083
-------------------------------------------------------------------------
Capital gains
-------------------------------------------------------------------------
Long term                            0.7169
-------------------------------------------------------------------------
Short term                           0.1856
-------------------------------------------------------------------------
  Total                             $2.8108
-------------------------------------------------------------------------
Share value                      NAV       Market price
-------------------------------------------------------------------------
2/28/98                         $27.57       $27.312
-------------------------------------------------------------------------
2/28/99                          22.93        22.500
-------------------------------------------------------------------------
Current return (end of period)
-------------------------------------------------------------------------
Current dividend rate1            8.11%         8.27%
-------------------------------------------------------------------------

1Income portion of most recent distribution, annualized and divided by NAV or market price at end of period.


TOTAL RETURN FOR PERIODS ENDED 3/31/99
(most recent calendar quarter)

                                                       Market
                                      NAV              price
------------------------------------------------------------------------------
1 year                               -7.08%           -12.06%
------------------------------------------------------------------------------
Life of fund (since 6/29/95)         43.67             29.68
Annual average                       10.14              7.18
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value and market price will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.

COMPARATIVE BENCHMARKS

Merrill Lynch All-Convertible Index* is an unmanaged list of convertible securities commonly used as a measure of performance for the convertible market.

First Boston High-Yield Bond Index* is an unmanaged list of lower-rated, higher-yielding U.S. corporate bonds.

Standard & Poor's 500 Index* is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance.

Russell 2000 Index* is an unmanaged list of common stocks that is frequently used as a general measure of stocks of small to midsize companies.

Consumer price index (CPI)* is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.



Report of independent accountants
For the fiscal year ended February 28, 1999

To the Trustees and Shareholders of
Putnam Convertible Opportunities and Income Trust

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Convertible Opportunities and Income Trust (the "fund"), at February 28, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at February 28, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
April 15, 1999




Portfolio of investments owned
February 28, 1999

CORPORATE BONDS AND NOTES (43.9%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
Advertising (0.4%)
--------------------------------------------------------------------------------------------------------------------------
     $       90,000  Adams Outdoor Advertising sr. notes 10 3/4s, 2006                                      $       97,875
             90,000  Lamar Advertising Co. sr. sub. notes 9 5/8s, 2006                                              98,100
             65,000  Lamar Advertising Co. company guaranty 8 5/8s, 2007                                            68,900
            100,000  Outdoor Communications Inc. sr. sub. notes
                       9 1/4s, 2007                                                                                107,750
                                                                                                            --------------
                                                                                                                   372,625

Aerospace and Defense (0.6%)
--------------------------------------------------------------------------------------------------------------------------
             50,000  Argo-Tech Corp. company guaranty 8 5/8s, 2007                                                  47,000
            120,000  Aviation Sales Co. company guaranty 8 1/8s, 2008                                              117,600
             80,000  BE Aerospace sr. sub. notes 9 1/2s, 2008                                                       84,200
             60,000  BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                             58,200
             50,000  K&F Industries, Inc. sr. sub. notes Ser. B, 9 1/4s, 2007                                       51,000
             50,000  Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                                    52,000
            100,000  Sequa Corp. med. term notes 10s, 2001                                                         104,163
                                                                                                            --------------
                                                                                                                   514,163

Agriculture (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            255,740  Premium Standard Farms, Inc. sr. sec. notes 11s, 2003
                       (acquired on various dates from 9/17/96 to 4/8/97
                       cost $249,825) (RES) (PIK)                                                                  245,510
            110,000  Purina Mills, Inc. 144A sr. sub. notes 9s, 2010                                               102,300
                                                                                                            --------------
                                                                                                                   347,810

Airlines (0.5%)
--------------------------------------------------------------------------------------------------------------------------
             80,000  Calair LLC company guaranty 8 1/8s, 2008                                                       76,000
             75,000  Canadian Airlines Corp. sr. notes
                       12 1/4s, 2006 (Canada)                                                                       39,000
            130,000  Canadian Airlines Corp. sr. sec. notes
                       10s, 2005 (Canada)                                                                          104,000
            160,000  Cathay International Ltd. 144A sr. notes
                       13s, 2008 (China)                                                                            32,000
             65,000  Trans World Airlines, Inc. sr. notes 11 1/2s, 2004                                             50,700
            180,000  Trans World Airlines, Inc. sr. notes 11 3/8s, 2006                                            102,600
                                                                                                            --------------
                                                                                                                   404,300

Apparel (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            110,000  Sassco Fashions Ltd. sr. notes 12 3/4s, 2004                                                  108,350
             65,000  William Carter Holdings Co. sr. sub. notes
                       Ser. A, 12s, 2008                                                                            68,413
                                                                                                            --------------
                                                                                                                   176,763

Automotive Parts (1.4%)
--------------------------------------------------------------------------------------------------------------------------
            188,000  Aftermarket Technology Corp. sr. sub. notes 12s, 2004                                         192,700
             35,000  Cambridge Industries, Inc. company guaranty
                       Ser. B, 10 1/4s, 2007                                                                        27,650
            200,000  Federal Mogul Corp. 144A notes 7 1/2s, 2009                                                   193,862
            120,000  Hayes Lemmerz International, Inc. 144A
                       company guaranty 8 1/4s, 2008                                                               121,800
             55,000  Hayes Wheels International, Inc. company guaranty
                       Ser. B, 9 1/8s, 2007                                                                         58,025
            180,000  Navistar International Corp. sr. notes Ser. B, 8s, 2008                                       184,500
            250,000  Oxford Automotive, Inc. company guaranty
                       Ser. B, 10 1/8s, 2007                                                                       257,500
            170,000  Talon Automotive Group sr. sub. notes
                       Ser. B, 9 5/8s, 2008                                                                        150,450
                                                                                                            --------------
                                                                                                                 1,186,487

Banks (0.9%)
--------------------------------------------------------------------------------------------------------------------------
             75,000  Chevy Chase Savings Bank Inc. sub. deb. 9 1/4s, 2008                                           75,750
             70,000  Delta Financial Corp. sr. notes 9 1/2s, 2004                                                   56,000
            100,000  Dime Capital Trust I bank guaranty Ser. A, 9.33s, 2027                                        102,176
             70,000  Fuji JGB Inv. LLC 144A FLIRB 9.87s, 2049 (Japan)                                               54,684
             80,000  Greenpoint Capital Trust I company guaranty
                       9.1s, 2027                                                                                   79,846
             60,000  North Fork Capital Trust I company guaranty
                       8.7s, 2026                                                                                   62,559
             25,000  Ocwen Capital Trust I company guaranty
                       10 7/8s, 2027                                                                                20,250
             80,000  Ocwen Federal Bank FSB sub. deb. 12s, 2005                                                     78,000
             50,000  Ocwen Financial Corp. notes 11 7/8s, 2003                                                      45,000
             70,000  Provident Capital Trust company guaranty 8.6s, 2026                                            70,678
             40,000  Riggs Capital Trust 144A bonds 8 5/8s, 2026                                                    38,332
             60,000  Sovereign Capital Trust company guaranty 9s, 2027                                              60,029
             50,000  Webster Capital Trust I 144A bonds 9.36s, 2027                                                 51,250
                                                                                                            --------------
                                                                                                                   794,554

Basic Industrial Products (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            310,000  Grove Holdings LLC deb. stepped-coupon zero %
                       (11 5/8s, 5/1/03), 2009 (STP)                                                               105,400
             90,000  Insilco Holding Co. sr. disc. notes stepped-coupon zero %
                       (14s, 8/15/03), 2008 (STP)                                                                   40,500
             30,000  Roller Bearing Co. company guaranty Ser. B,
                       9 5/8s, 2007                                                                                 28,650
                                                                                                            --------------
                                                                                                                   174,550

Broadcasting (3.6%)
--------------------------------------------------------------------------------------------------------------------------
             95,000  Acme Television sr. disc. notes stepped-coupon zero %
                       (10 7/8s, 9/30/00), 2004 (STP)                                                               80,275
             75,000  Affinity Group Holdings sr. notes 11s, 2007                                                    75,000
              2,044  Australis Media, Ltd. sr. disc. notes stepped-coupon
                       1 3/4s, (15 3/4s 5/15/00), 2003 (In default)
                       (Australia) (NON) (STP) (PIK)                                                                    15
            500,000  Benedek Communications Corp. sr. disc. notes
                       stepped-coupon zero % (13 1/4s, 5/15/01),
                       2006 (STP)                                                                                  370,000
            205,000  Capstar Broadcasting sr. disc. notes stepped-coupon
                       zero % (12 3/4s, 2/1/02), 2009 (STP)                                                        175,275
             85,000  Capstar Broadcasting sr. sub. notes 9 1/4s, 2007                                               91,375
             75,000  Central European Media Enterprises Ltd. sr. notes
                       9 3/8s, 2004 (Bermuda)                                                                       61,500
            350,000  Chancellor Media Corp. 144A sr. notes 8s, 2008                                                365,750
             79,370  Citadel Broadcasting Co. sr. sub. notes 10 1/4s, 2007                                          87,109
             10,000  Citadel Broadcasting, Inc. 144A sr. sub. notes
                       9 1/4s, 2008                                                                                 10,600
            250,000  Comcast UK Cable, Ltd. deb. stepped-coupon zero %
                       (11.2s, 11/15/00), 2007 (Bermuda) (STP)                                                     218,125
            115,000  Fox Family Worldwide, Inc. sr. notes 9 1/4s, 2007                                             110,400
            270,000  Fox/Liberty Networks LLC sr. notes 8 7/8s, 2007                                               278,775
             80,000  Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                         79,200
            300,000  Heritage Media Services Corp. sr. sub. notes
                       8 3/4s, 2006                                                                                321,000
            200,000  Interact Systems, Inc. 144A stepped-coupon zero %
                       (14s, 8/1/99), 2003 (STP)                                                                     7,000
             30,000  Pegasus Communications Corp. 144A sr. notes
                       9 3/4s, 2006                                                                                 31,125
            447,000  PHI Holdings, Inc. sr. sub. notes zero %, 2001                                                348,749
            110,000  Radio One Inc. company guaranty stepped-coupon
                       Ser. B, 7s, (12s, 5/15/00), 2004 (STP)                                                      114,125
             80,000  SFX Entertainment Inc. 144A sr. sub. notes
                       9 1/8s, 2008                                                                                 80,400
             75,000  SFX Entertainment, Inc. 144A company guaranty
                       Ser. B, 9 1/8s, 2008                                                                         76,875
             50,000  TV Azteca Holdings S.A. de C.V. sr. notes
                       11s, 2002 (Mexico)                                                                           42,250
             35,000  TV Azteca Holdings S.A. de C.V. sr. notes
                       10 1/2s, 2007 (Mexico)                                                                       28,350
                                                                                                            --------------
                                                                                                                 3,053,273

Building and Construction (0.5%)
--------------------------------------------------------------------------------------------------------------------------
             50,000  American Architectural Products Corp.
                       company guaranty 11 3/4s, 2007                                                               42,500
             30,000  CSC Holdings, Inc. deb. 7 7/8s, 2018                                                           30,737
            150,000  D.R. Horton, Inc. company guaranty 8s, 2009                                                   146,625
            180,000  GS Superhighway Holdings sr. notes
                       9 7/8s, 2004 (China)                                                                         91,800
             70,000  Presley Cos. sr. notes 12 1/2s, 2001                                                           56,700
             80,000  Toll Corp. company guaranty 8 1/8s, 2009                                                       80,800
                                                                                                            --------------
                                                                                                                   449,162

Building Products (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             85,000  Albecca Inc. 144A sr. sub. notes 10 3/4s, 2008                                                 74,800
             80,000  Building Materials Corp. 144A sr. notes 8s, 2008                                               79,100
                                                                                                            --------------
                                                                                                                   153,900

Buses (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            335,000  MCII Holdings sec. notes 12s, 2002                                                            284,750

Business Equipment and Services (0.7%)
--------------------------------------------------------------------------------------------------------------------------
             80,000  Cendant Corp. notes 7 1/2s, 2000                                                               80,934
            110,000  Cex Holdings, Inc. company guaranty Ser. B,
                       9 5/8s, 2008                                                                                102,850
            110,000  Iron Mountain, Inc. company guaranty 8 3/4s, 2009                                             114,400
             50,000  Outsourcing Solutions, Inc. sr. sub. notes Ser. B,
                       11s, 2006                                                                                    48,750
             49,000  Pierce Leahy Corp. sr. sub. notes 11 1/8s, 2006                                                53,410
            260,000  U.S. Office Products Co. company guaranty
                       9 3/4s, 2008                                                                                184,600
             20,000  United Stationer Supply, Inc. sr. sub. notes
                       8 3/8s, 2008                                                                                 20,150
                                                                                                            --------------
                                                                                                                   605,094

Cable Television (1.6%)
--------------------------------------------------------------------------------------------------------------------------
             93,679  Adelphia Communications Corp. sr. notes
                       9 1/2s, 2004 (PIK)                                                                           96,958
            200,000  Century Communications Corp. sr. notes
                       8 7/8s, 2007                                                                                222,000
             30,000  CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2013                                                  33,150
            100,000  Diamond Cable Communication Co. sr. disc. notes
                       stepped-coupon zero % (11 3/4s, 12/15/00), 2005
                       (United Kingdom) (STP)                                                                       87,000
            295,000  Diamond Cable Communication Co. sr. disc. notes
                       stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                       (United Kingdom) (STP)                                                                      230,838
            293,000  Diva Systems Corp. 144A sr. disc. notes stepped-coupon
                       zero % (12 5/8s, 3/1/03), 2008 (STP)                                                         90,830
            250,000  Lenfest Communications, Inc. sr. sub. notes
                       10 1/2s, 2006                                                                               295,000
            180,000  Lenfest Communications, Inc. sr. sub. notes
                       8 1/4s, 2008                                                                                188,100
             30,000  TeleWest Communications PLC 144A sr. notes
                       11 1/4s, 2008 (United Kingdom)                                                               35,250
            130,000  United International Holdings sr. disc. notes stepped-coupon
                       Ser. B, zero % (10 3/4s, 2/15/03), 2008 (STP)                                                85,800
                                                                                                            --------------
                                                                                                                 1,364,926

Cellular Communications (1.6%)
--------------------------------------------------------------------------------------------------------------------------
            380,000  CellNet Data Systems, Inc. sr. disc. notes stepped-coupon
                       zero % (14s, 10/1/02), 2007 (STP)                                                           125,400
            505,000  Cencall Communications Corp. sr. disc. notes
                       10 1/8s, 2004                                                                               512,575
            450,000  McCaw International Ltd sr. disc. notes stepped coupon
                       zero % (13s, 4/15/02), 2007 (STP)                                                           234,000
            305,000  Millicom International Cellular S.A. sr. disc. notes stepped-coupon zero % (13 1/2s, 6/1/01), 2006
                       (Luxembourg) (STP)                                                                          225,700
            180,000  NEXTEL Communications, Inc. 144A sr. notes
                       12s, 2008                                                                                   202,950
             90,000  NEXTEL Communications, Inc. sr. disc. notes
                       stepped-coupon zero % (10.65s, 9/15/02), 2007 (STP)                                          61,425
             30,000  Price Communications Wireless, Inc. 144A sr. notes
                       9 1/8s, 2006                                                                                 31,500
                                                                                                            --------------
                                                                                                                 1,393,550

Chemicals (0.6%)
--------------------------------------------------------------------------------------------------------------------------
             85,000  Acetex Corp. sr. notes 9 3/4s, 2003 (Canada)                                                   82,450
             60,000  Geo Specialty Chemicals, Inc. 144A sr. sub. notes
                       10 1/8s, 2008                                                                                59,400
             20,000  Huntsman Corp. 144A sr. sub. notes 9 1/2s, 2007                                                20,200
             90,000  Huntsman Corp. 144A sr. sub. notes FRN 9.188s, 2007                                            82,800
            100,000  Pioneer Americas Acquisition 144A sr. notes
                       9 1/4s, 2007                                                                                 75,000
            124,694  Polytama International notes 11 1/4s, 2007 (Indonesia)                                         16,210
            100,000  Scotts Co 144A sr. sub. notes 8 5/8s, 2009                                                    103,000
             75,000  Sterling Chemicals Holdings sr. disc. notes stepped-coupon
                       zero % (13 1/2s, 8/15/01), 2008 (STP)                                                        27,750
                                                                                                            --------------
                                                                                                                   466,810

Computer Services (0.8%)
--------------------------------------------------------------------------------------------------------------------------
             30,000  Concentric Network Corp. sr. notes 12 3/4s, 2007                                               32,400
            210,000  IPC Information Systems sr. disc. notes stepped-coupon
                       zero % (10 7/8s, 11/1/01), 2008 (STP)                                                       134,400
            120,000  PSINet, Inc. 144A sr. notes 11 1/2s, 2008                                                     134,100
             55,000  PSINet, Inc. sr. notes Ser. B, 10s, 2005                                                       56,925
            235,000  Unisys Corp. sr. notes 11 3/4s, 2004                                                          270,250
             60,000  Verio Inc. 144A sr. notes 11 1/4s, 2008                                                        64,800
                                                                                                            --------------
                                                                                                                   692,875

Conglomerates (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            120,000  Axia, Inc. company guaranty 10 3/4s, 2008                                                     120,600

Consumer Durable Goods (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             20,000  Hedstrom Holdings, Inc. 144A sr. disc. notes
                       stepped-coupon zero % (12s, 6/1/02), 2009 (STP)                                               8,000
             30,000  Iron Age Corp. company guaranty 9 7/8s, 2008                                                   22,500
             45,000  Sealy Mattress Co. 144A sr. sub. notes Ser. B, 9 7/8s, 2007                                    43,650
                                                                                                            --------------
                                                                                                                    74,150

Consumer Non Durables (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             25,000  Amscan Holdings, Inc. sr. sub. notes 9 7/8s, 2007                                              22,625
            150,000  Consumers International 144A sr. notes 10 1/4s, 2005                                          158,250
             20,000  Doane Products Co. 144A sr. sub. notes 9 3/4s, 2007                                            21,100
            140,000  Samsonite Corp. sr. sub. notes 10 3/4s, 2008                                                  106,400
                                                                                                            --------------
                                                                                                                   308,375

Consumer Services (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            256,000  Coinmach Corp. sr. notes 11 3/4s, 2005                                                        281,600
             40,000  Protection One, Inc. sr. disc. notes stepped-coupon
                       zero %, (13 5/8s, 6/30/00), 2005 (STP)                                                       45,600
                                                                                                            --------------
                                                                                                                   327,200

Cosmetics (0.5%)
--------------------------------------------------------------------------------------------------------------------------
             50,000  Chattem, Inc. company guaranty Ser. B, 8 7/8s, 2008                                            51,000
             30,000  French Fragrances, Inc. company guaranty Ser. D,
                       10 3/8s, 2007                                                                                30,000
             35,000  French Fragrances, Inc. sr. notes Ser. B, 10 3/8s, 2007                                        34,650
             60,000  Revlon Consumer Products sr. notes 9s, 2006                                                    58,050
            250,000  Revlon Consumer Products sr. notes 8 1/8s, 2006                                               233,750
                                                                                                            --------------
                                                                                                                   407,450

Electric Utilities (0.9%)
--------------------------------------------------------------------------------------------------------------------------
            500,000  Midland Funding Corp. deb. Ser. A, 11 3/4s, 2005                                              583,475
            111,416  Northeast Utilities System notes Ser. A, 8.58s, 2006                                          115,814
             80,000  Northeast Utilities System notes Ser. B, 8.38s, 2005                                           82,273
                                                                                                            --------------
                                                                                                                   781,562

Electronics and Electrical Equipment (0.8%)
--------------------------------------------------------------------------------------------------------------------------
             60,000  Argo-Tech Corp. 144A sr. sub. notes 8 5/8s, 2007                                               56,400
             35,000  Celestica International Ltd. 144A sr. sub. notes
                       10 1/2s, 2006 (Canada)                                                                       38,675
            125,000  Details, Inc. sr. discount notes stepped-coupon
                       Ser. B, zero %, (12 1/2s, 11/15/02), 2007 (STP)                                              68,125
             80,000  DII Group, Inc. (The) sr. sub. notes 8 1/2s, 2007                                              80,000
            100,000  Dobson Communications Corp. sr. notes
                       11 3/4s, 2007                                                                               107,000
             80,000  Flextronics International Ltd. sr. sub. notes
                       Ser. B, 8 3/4s, 2007                                                                         83,000
             50,000  HCC Industries, Inc. company guaranty 10 3/4s, 2007                                            48,000
             70,000  Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                         72,275
             20,000  Samsung Electronics 144A company guaranty
                       9 3/4s, 2003                                                                                 19,900
             95,000  Viasystems Inc. sr. sub notes 9 3/4s, 2007                                                     89,538
             25,000  Wavetek Corp. company guaranty 10 1/8s, 2007                                                   24,000
                                                                                                            --------------
                                                                                                                   686,913

Energy-related (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            100,000  Calpine Corp. sr. notes 9 1/4s, 2004                                                          103,250
            170,000  CMS Energy Corp. sr. notes 6 3/4s, 2004                                                       166,175
             70,000  Gothic Production Corp. company guaranty
                       Ser. B, 11 1/8s, 2005                                                                        45,500
             60,000  Niagara Mohawk Power Corp. sr. notes Ser. F,
                       7 5/8s, 2005                                                                                 62,074
            160,000  Niagara Mohawk Power Corp. sr. notes Ser. G,
                       7 3/4s, 2008                                                                                171,746
            290,000  Panda Global Energy Co. company guaranty
                       12 1/2s, 2004 (China)                                                                       121,800
             60,000  RAM Energy Inc. sr. notes 11 1/2s, 2008                                                        39,600
            100,000  York Power Funding 144A notes 12s, 2007
                       (Cayman Islands)                                                                            101,000
                                                                                                            --------------
                                                                                                                   811,145

Entertainment (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            100,000  AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                            98,000
            120,000  Cinemark USA, Inc. sr. sub. notes 9 5/8s, 2008                                                123,000
            180,000  ITT Corp. notes 6 3/4s, 2005                                                                  162,886
            100,000  Silver Cinemas Inc. sr. sub. notes 10 1/2s, 2005                                               59,000
            110,000  United Artists Theatre sr. sub. notes Ser. B, 9 3/4s, 2008                                     98,175
                                                                                                            --------------
                                                                                                                   541,061

Environmental Control (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            250,000  Allied Waste Industries, Inc. 144A sr. notes
                       7 7/8s, 2009                                                                                256,250

Financial Services (0.9%)
--------------------------------------------------------------------------------------------------------------------------
             60,000  Aames Financial Corp. sr. notes 9 1/8s, 2003                                                   42,000
            250,000  Advanta Corp. med. term notes Ser. B, 7s, 2001                                                223,883
             70,000  Capital One Financial Corp. notes 7 1/8s, 2008                                                 64,775
            100,000  Colonial Capital II 144A company guaranty
                       8.92s, 2027                                                                                  97,044
            105,000  Contifinancial Corp. sr. notes 8 3/8s, 2003                                                    67,200
             50,000  Dine S.A. de C.V. company guaranty 8 3/4s,
                       2007 (Mexico)                                                                                40,500
            400,000  DTI Holdings Inc. sr. disc. notes, stepped-coupon
                       Ser. B, zero % (12 1/2s, 3/1/03), 2008 (STP)                                                 92,000
             75,000  Imperial Credit Capital Trust I 144A company guaranty
                       10 1/4s, 2002                                                                                56,250
             45,000  Imperial Credit Industries, Inc. sr. notes 9 7/8s, 2007                                        34,538
             40,000  Nationwide Credit Inc. sr. notes Ser. A, 10 1/4s, 2008                                         30,800
                                                                                                            --------------
                                                                                                                   748,990

Food and Beverages (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            100,000  Ameriserve Food Co. company guaranty 8 7/8s, 2006                                              84,000
            110,000  Aurora Foods, Inc. 144A ser. sub. notes Ser. D,
                       9 7/8s, 2007                                                                                119,900
             25,000  Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                                         27,250
             30,000  Canandaigua Wine Co. sr. sub. notes Ser. C,
                       8 3/4s, 2003                                                                                 30,525
             25,000  Eagle Family Foods company guaranty Ser. B,
                       8 3/4s, 2008                                                                                 22,750
            115,000  Fleming Companies, Inc. company guaranty Ser. B,
                       10 1/2s, 2004                                                                               108,100
             30,000  Nebco Evans Holding Co. sr. disc. notes stepped-coupon
                       zero % (12 3/8s, 7/15/02), 2007 (STP)                                                        12,000
            150,000  RAB Enterprises, Inc. 144A sr. notes 10 1/2s, 2005                                            111,000
             90,000  Triarc Consumer Products, Inc. 144A sr. sub. notes
                       10 1/4s, 2009                                                                                88,425
                                                                                                            --------------
                                                                                                                   603,950

Health Care (1.7%)
--------------------------------------------------------------------------------------------------------------------------
             30,000  Columbia/HCA Healthcare Corp. deb. 8.36s, 2024                                                 28,323
             30,000  Columbia/HCA Healthcare Corp. notes 7.69s, 2025                                                25,383
             50,000  Columbia/HCA Healthcare Corp. notes 7 1/4s, 2008                                               45,222
            130,000  Columbia/HCA Healthcare Corp. med term notes
                       notes 6.63s, 2045                                                                           122,233
            225,000  Conmed Corp. company guaranty 9s, 2008                                                        225,000
            140,000  Global Health Sciences company guaranty 11s, 2008                                              85,400
            100,000  Hudson Respiratory Care, Inc. sr. sub. notes
                       9 1/8s, 2008                                                                                 81,000
             90,000  Integrated Health Services, Inc. sr. sub. notes Ser. A,
                       9 1/2s, 2007                                                                                 67,500
            140,000  Integrated Health Services, Inc. sr. sub. notes Ser. A,
                       9 1/4s, 2008                                                                                103,600
            150,000  Mariner Post-Acute Network, Inc. sr. sub. notes stepped-
                       coupon Ser. B, zero % (10 1/2s, 11/1/02), 2007 (STP)                                         43,500
            165,000  MedPartners, Inc. sr. notes 7 3/8s, 2006                                                      142,725
            245,000  Multicare Cos., Inc. sr. sub. notes 9s, 2007                                                  188,650
             50,000  Paragon Corp. Holdings, Inc. company guaranty
                       Ser. B, 9 5/8s, 2008                                                                         40,000
            145,000  Sun Healthcare Group, Inc. sr. sub. notes Ser. B,
                        9 1/2s, 2007                                                                                43,500
             90,000  Tenet Healthcare Corp. sr. notes 8 5/8s, 2003                                                  91,575
             70,000  Tenet Healthcare Corp. sr. notes 8s, 2005                                                      69,650
                                                                                                            --------------
                                                                                                                 1,403,261

Lodging (0.6%)
--------------------------------------------------------------------------------------------------------------------------
             70,000  Epic Resorts LLC company guaranty Ser. B, 13s, 2005                                            66,500
            100,000  John Q Hammons Hotels, Inc. 1st mtge. 8 7/8s, 2004                                             94,375
             30,000  Host Marriott L.P. 144A sr. notes 8 3/8s, 2006                                                 29,850
            210,000  HMH Properties, Inc. company guaranty Ser. B,
                       7 7/8s, 2008                                                                                200,550
            120,000  Prime Hospitality Corp. sub. notes 9 3/4s, 2007                                               123,600
                                                                                                            --------------
                                                                                                                   514,875

Medical Supplies and Devices (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            125,000  ALARIS Medical Systems, Inc. company guaranty
                       9 3/4s, 2006                                                                                126,250
            135,000  Fresenius Medical Care AG 144A company guaranty
                       7 7/8s, 2008 (Germany)                                                                      136,350
             25,000  Leiner Health Products sr. sub. notes 9 5/8s, 2007                                             25,813
             90,000  Mediq, Inc. company guaranty 11s, 2008                                                         81,000
             85,000  Mediq, Inc. deb. stepped-coupon zero %
                       (13s, 6/1/03), 2009 (STP)                                                                    34,000
                                                                                                            --------------
                                                                                                                   403,413

Metals and Mining (1.1%)
--------------------------------------------------------------------------------------------------------------------------
             80,000  Anker Coal Group, Inc. sr. notes Ser. B, 9 3/4s, 2007                                          44,000
             80,000  Continental Global Group sr. notes Ser. B, 11s, 2007                                           65,600
             40,000  Kaiser Aluminum & Chemical Corp. sr. sub. notes
                       12 3/4s, 2003                                                                                38,700
             10,000  Kaiser Aluminum & Chemical Corp. sr. notes Ser. B,
                       10 7/8s, 2006                                                                                10,050
             70,000  Lodestar Holdings, Inc. company guaranty
                       11 1/2s, 2005                                                                                58,100
             50,000  NL Industries, Inc. sr. notes 11 3/4s, 2003                                                    53,500
            120,000  Weirton Steel Co. sr. notes 11 3/8s, 2004                                                     112,200
            500,000  Weirton Steel Corp. sr. notes 10 3/4s, 2005                                                   455,000
             70,000  WHX Corp. sr. notes 10 1/2s, 2005                                                              68,425
                                                                                                            --------------
                                                                                                                   905,575

Oil and Gas (1.6%)
--------------------------------------------------------------------------------------------------------------------------
            100,000  Abraxas Petroleum Corp. 144A company guaranty
                       11 1/2s, 2004                                                                                50,000
             80,000  Belco Oil & Gas Corp. company guaranty Ser. B,
                       10 1/2s, 2006                                                                                79,200
            130,000  Benton Oil & Gas Co. sr. notes 9 3/8s, 2007                                                    58,175
            250,000  Chesapeake Energy Corp. company guaranty Ser. B,
                       9 5/8s, 2005                                                                                162,500
             80,000  Dailey Petroleum Services Corp. company guaranty
                       9 1/2s, 2008                                                                                 40,000
             70,000  Eagle Geophysical, Inc. company guaranty Ser. B,
                       10 3/4s, 2008                                                                                42,000
             35,000  Flores & Rucks, Inc. sr. sub. notes 9 3/4s, 2006                                               35,788
             20,000  Gothic Energy Corp. sr. disc. notes, stepped-coupon
                       Ser. B, zero % (14 1/8s, 5/1/03), 2006 (STP)                                                  6,000
             70,000  Gulf Canada Resources, Ltd. sr. notes 8 3/8s,
                       2005 (Canada)                                                                                69,300
             70,000  HS Resources, Inc. sr. sub. notes Ser. B, 9 1/4s, 2006                                         66,500
            270,000  Michael Petroleum Corp. sr. notes Ser. B, 11 1/2s, 2005                                       191,700
             80,000  Northern Offshore 144A company guaranty
                       10s, 2005                                                                                    36,800
             10,000  Ocean Energy, Inc. company guaranty Ser. B,
                       8 7/8s, 2007                                                                                  9,300
            150,000  Ocean Energy, Inc. company guaranty Ser. B,
                       8 3/8s, 2008                                                                                138,750
             55,000  Seven Seas Petroleum sr. notes Ser. B, 12 1/2s, 2005                                           34,650
             75,000  Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007                                                   74,625
             15,000  Transamerican Energy sr. disc. notes stepped-coupon
                       Ser. B, zero % (13s, 6/15/99), 2002 (STP)                                                     4,500
            130,000  Transamerican Refining Corp. 144A sr. sub. notes
                       16s, 2003                                                                                    13,000
            186,000  TransTexas Gas Corp. sr. sub. notes Ser. D,
                       13 3/4s, 2001                                                                                83,700
            150,000  Vintage Petroleum 144A sr. sub. notes 9 3/4s, 2009                                            146,250
                                                                                                            --------------
                                                                                                                 1,342,738

Packaging and Containers (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            120,000  AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                              120,600
             80,000  Huntsman Packaging Corp. company guaranty
                       9 1/8s, 2007                                                                                 80,200
             20,000  Owens-Illinois, Inc. deb. 7.8s, 2018                                                           19,316
            140,000  Owens-Illinois, Inc. sr. notes 7.35s, 2008                                                    138,454
             40,000  Radnor Holdings Inc. sr. notes 10s, 2003                                                       41,600
                                                                                                            --------------
                                                                                                                   400,170

Paper and Forest Products (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            325,000  APP Finance II Mauritius Ltd. bonds stepped-coupon
                       12s, (16s, 2/15/04), 2049 (Indonesia) (STP)                                                 136,500
            100,000  Pindo Deli Finance Mauritius Ltd. company guaranty
                       10 3/4s, 2007 (Indonesia)                                                                    51,000
             30,000  Republic Group Inc. sr. sub. notes 9 1/2s, 2008                                                30,375
            160,000  Riverwood International Corp. company guaranty
                       10 7/8s, 2008                                                                               145,600
            160,000  Riverwood International Corp. company guaranty
                       10 1/4s, 2006                                                                               161,600
                                                                                                            --------------
                                                                                                                   525,075

Pharmaceuticals (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             40,000  Biovail Corp. International 144A sr. notes
                       10 7/8s, 2005                                                                                40,600
            155,000  ICN Pharmaceuticals, Inc. 144A sr. notes
                       9 1/4s, 2005                                                                                159,844
                                                                                                            --------------
                                                                                                                   200,444

Photography (--%)
--------------------------------------------------------------------------------------------------------------------------
             35,000  PX Escrow Corp. sr. disc. notes stepped-coupon zero %
                       (9 5/8s, 2/1/02), 2006 (STP)                                                                 19,600

Publishing (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            180,000  Garden State Newspapers, Inc. sr. sub. notes Ser. B,
                       8 3/4s, 2009                                                                                181,800
             50,000  Perry-Judd company guaranty 10 5/8s, 2007                                                      52,250
             28,910  Von Hoffman Press, Inc. 144A sr. sub. notes
                       13 1/2s, 2009                                                                                30,066
             40,000  Von Hoffman Press Inc. 144A sr. sub. notes
                       10 3/8s, 2007                                                                                41,400
                                                                                                            --------------
                                                                                                                   305,516

Railroads (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             20,000  Hermes Europe Railtel 144A sr. notes
                       11 1/2s, 2007 (Netherlands)                                                                  21,300
             30,000  TFM S.A. de C.V. company guaranty
                       10 1/4s, 2007 (Mexico)                                                                       25,200
            155,000  TFM S.A. de C.V. company guaranty stepped-coupon
                       zero %, (11 3/4s, 6/15/02), 2009 (Mexico) (STP)                                              83,700
                                                                                                            --------------
                                                                                                                   130,200

Recreation (2.0%)
--------------------------------------------------------------------------------------------------------------------------
            155,000  Argosy Gaming Co. company guaranty 13 1/4s, 2004                                              174,763
            100,000  Boyd Gaming Corp. sr. sub. notes 9 1/2s, 2007                                                 102,500
             75,000  Casino America, Inc. sr. notes 12 1/2s, 2003                                                   84,188
             50,000  Circus Circus Enterprises, Inc. sr. notes 6.45s, 2006                                          44,503
             10,000  Circus Circus Enterprises, Inc. sr. sub. notes
                       9 1/4s, 2005                                                                                 10,200
            158,700  Colorado Gaming & Entertainment Co. sr. notes
                       12s, 2003                                                                                   169,016
            160,000  Fitzgeralds Gaming Corp. company guaranty Ser. B,
                       12 1/4s, 2004                                                                                72,800
             60,000  Harrahs Entertainment, Inc. company guaranty
                       7 7/8s, 2005                                                                                 60,000
             50,000  Harrahs Entertainment, Inc. company guaranty
                       7 1/2s, 2009                                                                                 49,703
             70,000  Hollywood Park Inc. 144A sr. sub. notes 9 1/4s, 2007                                           70,000
             60,000  Isle of Capri Black Hawk LLC 144A 1st mortgage
                       Ser. B, 13s, 2004                                                                            65,100
            100,000  Mohegan Tribal Gaming, Auth. 144A sr. sub. notes
                       8 3/4s, 2009                                                                                101,500
             70,000  Park Place Entertainment sr. sub. notes 7 7/8s, 2005                                           68,600
            180,000  Premier Parks, Inc. sr. notes 9 1/4s, 2006                                                    189,000
            175,000  PRT Funding Corp. sr. notes 11 5/8s, 2004 (in default) (NON)                                   78,750
            180,000  Trump A.C. 1st mtge. 11 1/4s, 2006                                                            153,000
            200,000  Trump Castle Funding 144A sub. notes 10 1/4s, 2003                                            202,000
                                                                                                            --------------
                                                                                                                 1,695,623

REIT's (Real Estate Investment Trust) (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            170,000  Tanger Properties Ltd. partnership gtd. notes
                       8 3/4s, 2001                                                                                168,343

Restaurants (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            100,000  FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                                           101,000

Retail (0.8%)
--------------------------------------------------------------------------------------------------------------------------
             40,000  Home Interiors & Gifts, Inc. company guaranty
                       10 1/8s, 2008                                                                                40,200
            100,000  K mart Corp. deb. 7 3/4s, 2012                                                                103,000
            200,000  Mothers Work, Inc. sr. notes 12 5/8s, 2005                                                    208,000
             65,000  NBTY Inc. 144A sr. sub. notes 8 5/8s, 2007                                                     62,400
            160,000  North Atlantic Trading Co. company guaranty
                       Ser. B, 11s, 2004                                                                           161,600
             40,000  Pathmark Stores sr. sub. notes 9 5/8s, 2003                                                    40,800
            100,000  Zale Corp. sr. notes Ser. B, 8 1/2s, 2007                                                     102,750
                                                                                                            --------------
                                                                                                                   718,750

Satellite Services (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            310,000  Echostar DBS Corp. 144A sr. notes 9 3/8s, 2009                                                311,550
            110,000  Golden Sky Systems 144A sr. sub. notes 12 3/8s, 2006                                          119,900
             60,000  Satelites Mexicanos S.A. de C.V. 144A 10 1/8s,
                       2004 (Mexico)                                                                                47,400
                                                                                                            --------------
                                                                                                                   478,850

Semiconductors (0.7%)
--------------------------------------------------------------------------------------------------------------------------
             56,279  Cirent Semiconductor sr. sub. notes 10.22s, 2002                                               56,279
             56,203  Cirent Semiconductor 144A sr. sub. notes
                       10.14s, 2004                                                                                 56,203
            101,033  Fairchild Semiconductor Corp. 144A sr. sub. notes
                       11.74s, 2008                                                                                 90,930
            275,000  Fairchild Semiconductor Corp. sr. sub. notes
                       10 1/8s, 2007                                                                               280,500
            160,000  Zilog, Inc. company guaranty Ser. B, 9 1/2s, 2005                                             140,800
                                                                                                            --------------
                                                                                                                   624,712

Specialty Consumer Products (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            100,000  Decora Industries, Inc. sec. Ser. B, 11s, 2005                                                 97,500
             50,000  Eye Care Centers of America 144A sr. sub. notes
                       9 1/8s, 2008                                                                                 47,000
                                                                                                            --------------
                                                                                                                   144,500

Steel (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            230,000  AK Steel Corp. 144A sr. notes 7 7/8s, 2009                                                    227,125
             40,000  Armco, Inc. 144A sr. notes 8 7/8s, 2008                                                        41,500
                                                                                                            --------------
                                                                                                                   268,625

Telecommunications (7.6%)
--------------------------------------------------------------------------------------------------------------------------
             30,000  Allegiance Telecom, Inc. sr. notes 12 7/8s, 2008                                               32,250
            270,000  Allegiance Telecom, Inc. sr. disc. notes stepped-coupon
                       Ser. B, zero % (11 3/4s, 2/15/03), 2008 (STP)                                               156,600
             80,000  Bestel S.A.de C.V. sr. disc. notes stepped-coupon zero %
                       (12 3/4s, 5/15/03), 2005 (Mexico) (STP)                                                      45,600
             70,000  CapRock Communications Corp. sr. notes
                       Ser. B, 12s, 2008                                                                            70,700
             50,000  Charter Communications International, Inc. disc. notes
                       stepped-coupon Ser. B, zero % (14s, 3/15/01), 2007 (STP)                                     46,250
             95,000  Colt Telecommunications Group PLC sr. disc. notes
                       stepped-coupon zero %, (12s, 12/15/01), 2006
                       (United Kingdom) (STP)                                                                       80,750
            100,000  Conecel Holdings 144A notes Ser. A, 14s, 2000                                                  32,000
            285,000  Covad Communications Group sr. disc. notes stepped-coupon
                       Ser. B, zero % (13 1/2s, 3/15/03), 2008 (STP)                                               151,050
             90,000  Covad Communications Group Inc. 144A sr. notes
                       12 1/2s, 2009                                                                                86,850
            230,000  Econophone, Inc. 144A notes stepped-coupon zero %
                       (11s, 2/15/03), 2008 (STP)                                                                  115,000
             60,000  Esprit Telecom Group PLC sr. notes 11 1/2s, 2007
                       (United Kingdom)                                                                             63,444
            155,000  E. Spire Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (12 3/4s, 4/1/01), 2006 (STP)                                                         93,000
             65,000  Facilicom International sr. notes Ser. B, 10 1/2s, 2008                                        48,100
            400,000  Firstworld Communication Corp. sr. disc. notes
                       stepped-coupon zero % (13s, 4/15/03), 2008 (STP)                                            144,000
            190,000  Focal Communications Corp. sr. disc. notes, stepped-coupon
                       Ser. B, zero % (12 1/8s, 2/15/03), 2008 (STP)                                                95,000
             95,000  Globo Communicacoes 144A company guaranty
                       10 1/2s, 2006 (Brazil)                                                                       52,250
            450,000  Global Crossing Holdings, Ltd. company guaranty
                       9 5/8s, 2008                                                                                472,500
            426,000  GST Telecommunications, Inc. company guaranty
                       stepped-coupon zero % (13 7/8s, 12/15/00), 2005 (STP)                                       301,395
             50,000  GST Telecommunications, Inc. 144A sr. disc. notes
                       stepped-coupon zero % (10 1/2s, 5/1/03), 2008 (STP)                                          23,750
             60,000  Hyperion Telecommunications Corp., Inc. sr. disc. notes
                       stepped-coupon Ser. B, zero % (13s, 4/15/01), 2003 (STP)                                     46,200
            129,200  Hyperion Telecommunications Corp., Inc. sr. notes
                       Ser. B, 12 1/4s, 2004                                                                       136,629
             50,000  Hyperion Telecommunications Inc. 144A sr. sub. notes
                       12s, 2007                                                                                    50,125
            140,000  ICG Holdings, Inc. sr. disc. notes stepped-coupon zero %
                       (13 1/2s, 9/15/00), 2005 (Canada) (STP)                                                     121,450
            730,000  ICG Services, Inc. sr. disc. notes stepped-coupon zero %
                       (9 7/8s, 5/1/03), 2008 (STP)                                                                419,750
            300,000  Intermedia Communications, Inc. sr. disc. notes stepped-
                       coupon Ser. B, zero % (11 1/4s, 7/15/02), 2007 (STP)                                        208,500
            170,000  Intermedia Communications, Inc. sr. notes Ser. B,
                       8.6s, 2008                                                                                  160,225
            375,000  International Cabletel, Inc. sr. notes stepped-coupon
                       Ser. B, zero % (11 1/2s, 2/1/01), 2006 (STP)                                                330,000
            120,000  IXC Communications, Inc. sr. sub. notes 9s, 2008                                              125,400
            460,000  KMC Telecom Holdings, Inc. sr. disc. notes stepped-coupon
                       zero % (12 1/2s, 2/15/03), 2008 (STP)                                                       236,900
            245,000  Knology Holdings, Inc. sr. disc. notes stepped-coupon
                       zero %, (11 7/8s, 10/15/02), 2007 (STP)                                                     128,625
             60,000  L-3 Communications Corp. sr. sub. notes Ser. B,
                       10 3/8s, 2007                                                                                65,850
             50,000  L-3 Communications Corp. sr. sub. notes 8 1/2s, 2008                                           51,750
             40,000  L-3 Communications Corp. company guaranty
                       Ser. B, 8s, 2008                                                                             40,400
             90,000  Logix Communications Enterprises sr. notes
                       12 1/4s, 2008                                                                                81,000
             50,000  Metrocall, Inc. 144A sr. sub. notes 11s, 2008                                                  47,000
            170,000  Metromedia Fiber Network, Inc. 144A sr. notes
                       10s, 2008                                                                                   177,650
            190,000  MetroNet Communications Corp. 144A sr. notes
                       10 5/8s, 2008 (Canada)                                                                      213,750
             55,000  MetroNet Communications Corp. sr. disc. notes
                       stepped-coupon zero % (10 3/4s, 11/1/02), 2007
                       (Canada) (STP)                                                                               40,150
            120,000  MetroNet Communications Corp. sr. disc. stepped-coupon
                       notes zero % (9.95s, 6/15/03), 2008 (Canada) (STP)                                           82,200
             75,000  Microcell Telecommunications sr. disc. notes stepped-coupon
                       Ser. B, zero % (14s, 12/1/01), 2006 (Canada) (STP)                                           59,625
             20,000  Netia Holdings B.V. 144A company guaranty
                       stepped-coupon zero % (11 1/4s, 11/1/01), 2007
                       (Poland) (STP)                                                                               12,200
             40,000  Netia Holdings B.V. 144A company guaranty
                       10 1/4s, 2007 (Poland)                                                                       36,000
            120,000  NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008                                         120,000
            170,000  NTL Inc. sr. notes Ser. B, 10s, 2007 (United Kingdom)                                         182,325
             90,000  NTL Inc. 144A sr. notes 11 1/2s, 2008
                       (United Kingdom)                                                                            101,700
            150,000  Pathnet, Inc. sr. notes 12 1/4s, 2008                                                          84,000
            250,000  Primus Telecommunications Group, Inc. sr. notes
                       11 3/4s, 2004                                                                               255,000
             80,000  Primus Telecommunications Group, Inc. sr. notes
                       Ser. B, 9 7/8s, 2008                                                                         75,600
            175,000  Qwest Communications International, Inc. sr. disc. notes
                       stepped-coupon zero % (9.47s, 10/15/02), 2007 (STP)                                         138,250
            210,000  Rhythms Netconnections, Inc. sr. disc. notes stepped-
                       coupon Ser. B, zero % (13 1/2s, 5/15/03), 2008 (STP)                                        105,000
             80,000  Startec Global Communications Corp. sr. notes
                       12s, 2008                                                                                    72,400
             60,000  Telecommunications Techniques, Inc. company guaranty
                       9 3/4s, 2008                                                                                 60,300
             40,000  Telehub Communications Corp. company guaranty
                       stepped-coupon zero % (13 7/8s, 7/31/02), 2005 (STP)                                         23,600
            205,000  Time Warner Telecom Inc. sr. notes 9 3/4s, 2008                                               219,350
            100,000  WinStar Communications, Inc. sr. sub. notes stepped-
                       coupon zero % (15s, 3/1/02), 2007 (STP)                                                      83,000
                                                                                                            --------------
                                                                                                                 6,502,393

Telephone Services (1.6%)
--------------------------------------------------------------------------------------------------------------------------
            240,000  BTI Telecom Corp. sr. notes 10 1/2s, 2007                                                     192,000
            160,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon
                       zero % (8.94s, 8/15/03), 2008 (Canada) (STP)                                                 96,800
            210,000  Celcaribe S.A. sr. notes 13 1/2s, 2004 (Colombia)                                             161,700
            130,000  Flag Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                               123,500
             68,000  ITC Deltacom, Inc. sr. notes 11s, 2007                                                         74,800
             40,000  Long Distance International, Inc. 144A sr. notes
                       12 1/4s, 2008                                                                                28,000
             20,000  McLeod USA, Inc. 144A sr. notes 8 1/8s, 2009                                                   19,700
             45,000  OnePoint Communications, Corp. 144A sr. notes
                       14 1/2s, 2008                                                                                23,625
             30,000  RCN Corp. sr. disc. notes stepped-coupon zero %
                       (11 1/8s, 10/15/02), 2007 (STP)                                                              17,475
             95,000  RSL Communications, Ltd. company guaranty
                       12 1/4s, 2006                                                                               101,888
             60,000  RSL Communications, Ltd. company guaranty
                       9 1/8s, 2008                                                                                 56,550
             20,000  RSL Communications, Ltd. company guaranty, stepped-
                       coupon zero % (10 1/8s, 3/1/03), 2008 (STP)                                                  11,400
             70,000  RSL Communications PLC. 144A sr. notes 10 1/2s,
                       2008 (United Kingdom)                                                                        71,400
             45,000  Transtel S.A. 144A pass-through certificates 12 1/2s,
                       2007 (Colombia)                                                                              17,100
             60,000  US Xchange LLC sr. notes 15s, 2008                                                             63,000
            115,000  Versatel Telecom sr. notes 13 1/4s, 2008                                                      117,300
            210,000  Viatel, Inc. sr. notes 11 1/4s, 2008                                                          216,300
                                                                                                            --------------
                                                                                                                 1,392,538

Textiles (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            235,000  Day International Group, Inc. company guaranty
                       9 1/2s, 2008                                                                                231,475
            250,000  Galey & Lord Inc. company guaranty 9 1/8s, 2008                                               188,750
             40,000  Glenoit Corp. company guaranty 11s, 2007                                                       36,800
             80,000  Polymer Group, Inc. company guaranty Ser. B, 9s, 2007                                          81,600
             30,000  Polymer Group, Inc. company guaranty Ser. B,
                       8 3/4s, 2008                                                                                 30,300
                                                                                                            --------------
                                                                                                                   568,925

Transportation (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             40,000  International Shipholding Corp. sr. notes 7 3/4s, 2007                                         38,800
             90,000  Johnstown America Industries, Inc. company guaranty
                       Ser. C, 11 3/4s, 2005                                                                        96,750
             50,000  Kitty Hawk, Inc. company guaranty 9.95s, 2004                                                  50,000
                                                                                                            --------------
                                                                                                                   185,550

Wireless Communications (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            110,000  Allbritton Communications Co. sr. sub. notes Ser. B,
                       8 7/8s, 2008                                                                                112,475
             90,000  Orbital Imaging Corp. sr. notes Ser. B, 11 5/8s, 2005                                          90,000
             55,000  Paging Network Do Brasil sr. notes 13 1/2s,
                       2005 (Brazil)                                                                                23,650
             55,000  Telesystem International Wireless Inc. sr. disc. notes stepped-coupon Ser. C, zero %, (10 1/2s, 11/1/02),
                       2007 (Canada) (STP)                                                                          21,450
                                                                                                            --------------
                                                                                                                   247,575
                                                                                                            --------------
                     Total Corporate Bonds and Notes
                       (cost $44,281,526)                                                                   $   37,351,489

CONVERTIBLE BONDS AND NOTES (27.2%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE

Advertising (0.4%)
--------------------------------------------------------------------------------------------------------------------------
        $   212,000  Omnicom Group Inc. cv. sub. deb. 2 1/4s, 2013                                          $      316,145

Aerospace and Defense (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            160,000  Diagnostic Retrieval Systems, Inc. cv. sr. sub. deb 9s, 2003                                  171,200
            210,000  SPACEHAB, Inc. 144A cv. sub. notes 8s, 2007                                                   172,463
                                                                                                            --------------
                                                                                                                   343,663

Airlines (0.7%)
--------------------------------------------------------------------------------------------------------------------------
             55,000  Atlantic Coast Airlines 144A cv. sub. notes 7s, 2004                                          197,450
            282,000  Continental Airlines, Inc. cv. sub. deb. 6 3/4s, 2006                                         337,343
            458,000  World Airways, Inc. 144A cv. sub. deb. 8s, 2004                                                91,600
                                                                                                            --------------
                                                                                                                   626,393

Automotive (1.1%)
--------------------------------------------------------------------------------------------------------------------------
            250,000  Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005                                                142,500
            375,000  Magna International cv. sub. deb. 5s, 2002                                                    425,156
            380,000  Tower Automotive, Inc. cv. sub. notes 5s, 2004                                                362,900
                                                                                                            --------------
                                                                                                                   930,556

Broadcasting (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            350,000  Jacor Communications, Inc. cv. sr. notes zero %, 2011                                         329,438
            210,000  Scandinavian Broadcasting System S.A. 144A cv.
                       sub. notes 7s, 2004 (Luxembourg)                                                            220,500
                                                                                                            --------------
                                                                                                                   549,938

Business Equipment and Services (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            170,000  National Data Corp. cv. sub. notes 5s, 2003                                                   189,338
            125,000  Personnel Group of America, Inc. cv. sub. notes
                       5 3/4s, 2004                                                                                122,969
                                                                                                            --------------
                                                                                                                   312,307

Computer Equipment (1.1%)
--------------------------------------------------------------------------------------------------------------------------
            120,000  Intevac, Inc. cv. sub. notes 6 1/2s, 2004                                                      84,450
            470,000  Intevac, Inc. 144A cv. sub. notes 6 1/2s, 2004                                                330,763
            460,000  Synoptics Communications Inc. 144A cv. sub. deb.
                       5 1/4s, 2003                                                                                487,025
                                                                                                            --------------
                                                                                                                   902,238

Computer Services and Software (2.9%)
--------------------------------------------------------------------------------------------------------------------------
             16,000  America Online cv. sub. notes 4s, 2002                                                        108,840
            240,000  Apple Computer, Inc. cv. sub. notes 6s, 2001                                                  300,600
            271,000  Aspen Technology, Inc. cv. sub. deb. 5 1/4s, 2005                                             176,150
            122,000  Aspen Technology, Inc. 144A cv. sub. deb. 5 1/4s, 2005                                         79,300
             47,000  EMC Corp. cv. sub. notes 3 1/4s, 2002                                                         212,675
            185,000  Platinum Technology, Inc. cv. sub. notes 6 1/4s, 2002                                         149,156
            262,000  Safeguard Scientifics, Inc. 144A cv. sub. notes 6s, 2006                                      359,595
            250,000  S3, Inc. 144A cv. sub. notes 5 3/4s, 2003                                                     195,000
            573,000  System Software Associates, Inc. cv. sub. notes 7s, 2002                                      343,800
            119,000  Vantive Corp. (The) cv. sub. notes 4 3/4s, 2002                                                86,424
          1,945,000  Western Digital Corp. 144A cv. sub. deb. zero %, 2018                                         469,231
                                                                                                            --------------
                                                                                                                 2,480,771

Conglomerates (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            250,000  Thermo Electron Corp. 144A cv. sub. deb.
                       4 1/4s, 2003                                                                                223,750

Consumer Durable Goods (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          1,380,000  Sunbeam Corp. 144A cv. sr. sub. notes zero %, 2018                                            163,875

Consumer Services (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            540,000  Fine Host Corp. 144A cv. sub. notes 5s, 2004 (NON)                                            378,000

Electronics and Electrical Equipment (3.4%)
--------------------------------------------------------------------------------------------------------------------------
             79,000  ADT Operations, Inc. cv. sub. notes zero %, 2010                                              160,469
            605,000  Kent Electronics Corp. cv. sub. notes 4 1/2s, 2004                                            467,363
            120,000  Lernout & Hauspie Speech Products N.V. 144A cv.
                       sub. notes 8s, 2001 (Belgium)                                                               321,300
            383,000  Motorola, Inc. cv. sub. deb. LYON (Liquid Yield
                       Option Note) zero %, 2013                                                                   315,975
            580,000  Park Electrochemical Corp. cv. sub. notes 5 1/2s, 2006                                        516,200
            195,000  SCI Systems, Inc. cv. sub. notes 5s, 2006                                                     253,013
             86,000  Solectron Corp. 144A cv. sub. notes 6s, 2006                                                  225,535
            395,000  Thermo Optek Corp. 144A cv. bonds 5s, 2000                                                    377,719
            310,000  Thermo Quest Corp. cv. co. guaranty 5s, 2000                                                  296,438
                                                                                                            --------------
                                                                                                                 2,934,012

Environmental Control (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            250,000  Thermo Ecotek Corp. 144A cv. bonds 4 7/8s, 2004                                               201,250
            300,000  USA United Waste Systems, Inc. cv. sub. notes
                       4 1/2s, 2001                                                                                489,375
                                                                                                            --------------
                                                                                                                   690,625

Health Care (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            615,000  HEALTHSOUTH Corp. cv. sub. deb. 3 1/4s, 2003                                                  510,450
            239,000  Integrated Health Services, Inc. cv. sr. sub. deb
                       5 3/4s, 2001                                                                                165,508
                                                                                                            --------------
                                                                                                                   675,958

Information Systems (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            110,000  Automatic Data Processing cv. deb. zero %, 2012                                               112,475
            335,000  Quantum Corp. cv. sub. 7s, 2004                                                               291,450
                                                                                                            --------------
                                                                                                                   403,925

Insurance and Finance (1.5%)
--------------------------------------------------------------------------------------------------------------------------
            470,000  Berkshire Hathaway, Inc. cv. sr. notes 1s, 2001                                               838,950
            600,000  Mutual Risk Management 144A cv. sub. deb.
                       zero %, 2015                                                                                469,500
                                                                                                            --------------
                                                                                                                 1,308,450

Medical Supplies and Devices (1.2%)
--------------------------------------------------------------------------------------------------------------------------
            505,000  Centocor, Inc. cv. sub. deb. 4 3/4s, 2005                                                     522,675
            350,000  Phoenix Shannon 144A cv. sr. sub. notes 9 1/2s,
                       2000 (In default) (NON)                                                                       3,500
            291,000  Thermo Cardiosystems, Inc. 144A cv. company guaranty
                       4 3/4s, 2004                                                                                245,168
            300,000  Thermo Instrument Systems, Inc. cv. company guaranty
                       Ser. RG, 4s, 2005                                                                           241,875
                                                                                                            --------------
                                                                                                                 1,013,218

Metals and Mining (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            100,000  Inco Ltd. cv. deb. 5 3/4s, 2004 (Canada)                                                       86,000
            440,000  Quanex Corp. cv. sub. deb. 6.88s, 2007                                                        394,900
                                                                                                            --------------
                                                                                                                   480,900

Oil and Gas (1.6%)
--------------------------------------------------------------------------------------------------------------------------
            330,000  Lomak Petroleum, Inc. 144A cv. sub. deb. 6s, 2007                                             138,600
            888,000  Pennzenergy Co. cv. deb. 4.95s, 2008                                                          859,140
            190,000  Pride International, Inc. cv. sub. deb. 6 1/4s, 2006                                          135,138
            380,000  Swift Energy Co. cv. sub. notes 6 1/4s, 2006                                                  270,750
                                                                                                            --------------
                                                                                                                 1,403,628

Paper and Forest Products (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            270,000  APP Global Finance Ltd. 144A cv. company guaranty
                       3 1/2s, 2003 (United Kingdom)                                                               128,925

Pharmaceuticals (2.0%)
--------------------------------------------------------------------------------------------------------------------------
            709,000  Alza Corp. cv. sub. notes zero %, 2014                                                        490,983
            333,000  Elan Corp. cv. notes 4 3/4s, 2004                                                             416,250
            435,000  Roche Holdings, Inc. 144A cv. unsub. LYON zero %,
                       2010 (Switzerland)                                                                          284,925
            149,000  Sepracor, Inc. cv. sub. deb. 6 1/4s, 2005                                                     401,555
             78,000  Sepracor, Inc. 144A cv. notes 7s, 2005                                                         96,720
                                                                                                            --------------
                                                                                                                 1,690,433

Publishing (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            235,000  World Color Press, Inc. cv. sub. notes 6s, 2007                                               218,550

Restaurants (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            181,000  CKE Restaurants, Inc. cv. sub. notes 4 1/4s, 2004                                             154,303

Retail (2.4%)
--------------------------------------------------------------------------------------------------------------------------
            223,000  Costco Cos, Inc. cv. sub. notes zero %, 2017                                                  208,505
            212,000  Home Depot, Inc. cv. sub. notes 3 1/4s, 2001                                                  550,140
            230,000  Michaels Stores, Inc. cv. sub. notes 6 3/4s, 2003                                             199,238
            494,000  Office Depot, Inc. cv. LYON zero %, 2007                                                      518,700
            252,000  Pier 1 Imports, Inc. cv. sub. notes 5 3/4s, 2003                                              296,100
            203,000  Rite Aid Corp. cv. sub. notes 5 1/4s, 2002                                                    259,333
                                                                                                            --------------
                                                                                                                 2,032,016

Satellite Services (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            223,000  Gilat Satellite Networks Ltd. cv. sub. notes
                       6 1/2s, 2004 (Israel)                                                                       337,845

Semiconductors (1.7%)
--------------------------------------------------------------------------------------------------------------------------
            509,000  Credence Systems Corp. cv. sub. notes 5 1/4s, 2002                                            377,933
            400,000  Integrated Device Technology, Inc. cv. sub. notes
                       5 1/2s, 2002                                                                                292,000
            265,000  Lam Research Corp. cv. sub. notes 5s, 2002                                                    221,275
            149,000  LAM Research Corp. 144A cv. sub. notes 5s, 2002                                               124,415
            383,000  Micron Technology, Inc. cv. sub. notes 7s, 2004                                               422,736
                                                                                                            --------------
                                                                                                                 1,438,359

Supermarkets (--%)
--------------------------------------------------------------------------------------------------------------------------
            100,000  Whole Foods Market, Inc. cv. sub. deb. zero %, 2018                                            31,625

Telecommunications (0.8%)
--------------------------------------------------------------------------------------------------------------------------
             62,000  GST Telecommunications, Inc. cv. sr. disc. notes stepped-
                       coupon zero %, (13 7/8s, 12/15/00), 2005 (STP)                                               57,040
            289,000  Inacom Corp. cv. sub. deb. 4 1/2s, 2004                                                       275,273
            225,000  WinStar Communications. Inc. 144A cv. sr. disc. notes
                       stepped-coupon zero % (14s, 10/15/00), 2005 (STP)                                           382,500
                                                                                                            --------------
                                                                                                                   714,813

Telephone Services (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            465,000  MIDCOM Communications, Inc. 144A cv. sub. deb.
                       8 1/4s, 2003 (In default) (NON)                                                              76,725

Tobacco (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            270,000  Standard Commercial Corp. cv. sub. deb.
                       7 1/4s, 2007 (NON)                                                                          176,513
                                                                                                            --------------
                     Total Convertible Bonds and Notes
                       (cost $22,303,432)                                                                   $   23,138,459

CONVERTIBLE PREFERRED STOCKS (22.8%) (a)
NUMBER OF SHARES                                                                                                     VALUE

Automobiles (0.3%)
--------------------------------------------------------------------------------------------------------------------------
              5,820  Tower Automotive Capital Trust 144A $3.375 cv. pfd.                                    $      245,168

Banks (0.6%)
--------------------------------------------------------------------------------------------------------------------------
              5,035  National Australia Bank Ltd. $1.969 cv. pfd.                                                  151,679
              5,880  Union Planters Corp. Ser. E, $2.00 cv. cum. pfd.                                              330,015
                                                                                                            --------------
                                                                                                                   481,694

Basic Industrial Products (0.5%)
--------------------------------------------------------------------------------------------------------------------------
              4,625  Case Corp. $4.50 cv. cum. pfd.                                                                239,922
              1,795  Corning Delaware (L.P.) $3.00 cv. pfd.                                                        146,517
                                                                                                            --------------
                                                                                                                   386,439

Broadcasting (0.8%)
--------------------------------------------------------------------------------------------------------------------------
              1,910  Chancellor Media Corp. $3.00 cv. cum. pfd.                                                    169,990
              3,800  Sinclair Broadcast Group, Inc. $3.00 cv. pfd.                                                 156,750
             32,400  Triathlon Broadcasting Co. $0.945 cv. pfd.                                                    352,350
                                                                                                            --------------
                                                                                                                   679,090

Building and Construction (0.3%)
--------------------------------------------------------------------------------------------------------------------------
              5,641  Fleetwood Capital Trust $3.00 cv. cum. pfd.                                                   255,255

Business Equipment and Services (0.5%)
--------------------------------------------------------------------------------------------------------------------------
              7,844  Unisys Corp. Ser. A, $3.75 cv. pfd.                                                           408,869

Cable Television (1.0%)
--------------------------------------------------------------------------------------------------------------------------
              7,649  Mediaone Group, Inc. Ser. D, $2.25 cv. pfd.                                                   826,092

Computer Services (0.8%)
--------------------------------------------------------------------------------------------------------------------------
             12,826  Wang Laboratories, Inc. Ser. B, $3.25 cv. pfd.                                                660,539

Cosmetics (0.3%)
--------------------------------------------------------------------------------------------------------------------------
              2,898  Estee Lauder Aces TR II $5.41 cv. pfd.                                                        250,496

Electronics and Electrical Equipment (1.0%)
--------------------------------------------------------------------------------------------------------------------------
              4,431  Coltec Capital Trust $2.625 cv. pfd.                                                          177,794
              3,408  Lernout & Hauspie Speech Products N.V. 144A
                       $2.375 cv. pfd                                                                               99,684
             10,065  Pioneer Standard Electronics, Inc. 144A $3.375 cv. pfd.                                       387,503
             10,440  Sensormatic Electronics Corp. 144A $1.625 cv. pfd.                                            191,835
                                                                                                            --------------
                                                                                                                   856,816

Entertainment (0.3%)
--------------------------------------------------------------------------------------------------------------------------
              7,930  Metromedia International Group, Inc. $3.625
                       cv. cum. pfd.                                                                               220,058

Financial Services (1.3%)
--------------------------------------------------------------------------------------------------------------------------
              4,743  Devon Financing Trust $3.25 cv. pfd.                                                          221,735
              5,450  Finova Finance Trust $2.75 cv. cum. pfd.                                                      377,413
                200  Matewan Bancshares, Inc. Ser. A, $3.75 cv. cum. pfd.                                            7,625
              4,090  Penncorp Financial Group, Inc. 144A $3.50 cv.
                       cum. pfd.                                                                                    31,186
             10,195  Timet Capital Trust I 144A $3.312 cv. pfd.                                                    223,016
             14,000  Walbro Capital Trust $2.00 cv. pfd.                                                           236,250
                                                                                                            --------------
                                                                                                                 1,097,225

Food and Beverages (0.5%)
--------------------------------------------------------------------------------------------------------------------------
              6,258  Monsanto Co. $2.60 cv. pfd.                                                                   290,606
              1,994  Ralston Purina Co. $4.336 cv. pfd.                                                             96,709
                                                                                                            --------------
                                                                                                                   387,315

Gas Pipelines (0.3%)
--------------------------------------------------------------------------------------------------------------------------
              1,387  Williams Companies, Inc. $1.25 cum. cv. pfd.                                                  239,258

Health Care (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             20,360  MedPartners, Inc. $6.50 cv. pfd.                                                              150,155

Information Systems (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             13,450  Vanstar Financial Trust Corp. $3.375 cv. pfd.                                                 364,831

Insurance and Finance (4.2%)
--------------------------------------------------------------------------------------------------------------------------
              5,441  Aetna, Inc. $6.25 cv. pfd.                                                                    383,591
              4,808  American Bankers, Inc. $1.5625 cv. pfd.                                                       473,588
              8,566  American General Delaware Corp. $3.00 cv. cum. pfd.                                           780,577
              7,295  American Heritage Life Investment Corp. $4.25 cv. pfd.                                        449,554
             12,100  Decs Trust IV $0.91 cv. pfd.                                                                  107,388
             16,300  Lincoln National Corp. $0.463 cv. cum. pfd.                                                   376,938
              6,700  Newell Financial Trust 144A $2.625 cv. cum. pfd.                                              347,563
              4,800  Protective Life Corp. $3.25 cv. cum. pfd.                                                     298,800
              1,572  QUALCOMM Financial Trust $2.875 cum. cv. pfd.                                                  89,211
              4,130  St. Paul Capital LLC $3.00 cv. cum. pfd.                                                      245,735
                                                                                                            --------------
                                                                                                                 3,552,945

Investment Companies (0.2%)
--------------------------------------------------------------------------------------------------------------------------
              5,300  Suiza Capital Trust II 144A $2.75 cv. pfd.                                                    189,475

Medical Supplies and Devices (0.6%)
--------------------------------------------------------------------------------------------------------------------------
              1,465  Mckesson Corp. $2.50 cv. pfd.                                                                 136,611
              1,440  Owens & Minor Trust I 144A Ser. A, $2.688 cv.
                       cum. pfd.                                                                                    59,851
              8,500  Owens & Minor, Inc. 144A $5.375 cv. pfd.                                                      353,813
                                                                                                            --------------
                                                                                                                   550,275

Metals and Mining (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             11,970  Pittston Mineral Corp. 144A $3.125 dep. shs. cv. pfd.                                         173,565

Oil and Gas (1.2%)
--------------------------------------------------------------------------------------------------------------------------
                560  Chesapeake Energy Corp. $3.50 cum. cv. pfd.                                                     5,320
             10,200  Tosco Financing Trust $2.875 cv. pfd.                                                         446,250
             12,390  Unocal Capital Trust $3.125 cv. cum. pfd.                                                     586,976
                 84  XCL Ltd $8.075 cv. pfd.                                                                         3,696
                                                                                                            --------------
                                                                                                                 1,042,242

Packaging and Containers (0.6%)
--------------------------------------------------------------------------------------------------------------------------
              7,540  Owens-Illinois, Inc. $2.375 cv. pfd.                                                          291,233
              5,188  Sealed Air Corp. Ser. A, $2.00 cv. pfd.                                                       261,994
                                                                                                            --------------
                                                                                                                   553,227

Paper and Forest Products (0.5%)
--------------------------------------------------------------------------------------------------------------------------
             10,113  International Paper Co. $2.625 cv. pfd.                                                       462,670

Publishing (0.2%)
--------------------------------------------------------------------------------------------------------------------------
              6,915  Tribune Co. $1.75 cv. pfd.                                                                    185,841

Railroads (0.7%)
--------------------------------------------------------------------------------------------------------------------------
              9,636  Union Pacific Capital Trust 144A $3.125 cum. cv. pfd.                                         452,892
              3,718  Union Pacific Capital Trust $3.125 cum. cv. pfd.                                              174,746
                                                                                                            --------------
                                                                                                                   627,638

Recreation (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              1,000  Royal Caribbean Cruises Ltd. Ser. A, $3.625 cum. cv. pfd.                                      99,063

REIT's (Real Estate Investment Trust) (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             16,640  Equity Residential Property Ser. E, $1.75 cv. pfd.                                            384,800

Restaurants (0.5%)
--------------------------------------------------------------------------------------------------------------------------
              8,269  Wendy's Financing Ser. A, $2.50 cv. pfd.                                                      444,459

Retail (0.9%)
--------------------------------------------------------------------------------------------------------------------------
              3,865  Dollar General Strypes Trust $3.352 cv. pfd.                                                  156,049
              9,160  K mart Financing I $3.875 cum. cv. pfd.                                                       573,645
                                                                                                            --------------
                                                                                                                   729,694

Telecommunications (1.3%)
--------------------------------------------------------------------------------------------------------------------------
              4,011  AirTouch Communications, Inc. Ser. C, $2.125 cv. pfd.                                         502,879
                245  TCI Pacific Comm $5.00 cv. pfd.                                                                82,810
              4,020  Tele-Communications (TCI Group) Ser. A, $2.125
                       cv. pfd.                                                                                    535,665
                                                                                                            --------------
                                                                                                                 1,121,354

Tobacco (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              8,900  DIMON, Inc. $2.00 cv. pfd.                                                                     52,288

Transportation (0.4%)
--------------------------------------------------------------------------------------------------------------------------
              6,000  CNF Trust I Ser. A, $2.50 cv. cum. pfd.                                                       360,000

Utilities (1.6%)
--------------------------------------------------------------------------------------------------------------------------
              2,030  CalEnergy Capital Trust $3.125 cv. cum. pfd.                                                  106,575
              8,765  El Paso Energy Capital Trust $2.375 cv. pfd.                                                  431,676
              3,200  KN Energy Inc. $3.55 cv. pfd.                                                                 111,400
              4,705  Houston Industries, Inc. $3.22 cv. pfd                                                        511,669
              3,100  Nipsco $3.875 cv. pfd.                                                                        151,125
                600  Texas Utilities Co. $0.205 cv. pfd.                                                            27,975
                                                                                                            --------------
                                                                                                                 1,340,420
                                                                                                            --------------
                     Total Convertible Preferred Stocks
                       (cost $19,068,264)                                                                   $   19,379,256

PREFERRED STOCKS (3.5%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
              2,577  AmeriKing, Inc. $3.25 pfd. (PIK)                                                       $       68,291
                716  Capstar Broadcasting Inc. $12.00 pfd.                                                          85,562
              3,574  Capstar Communications, Inc. Ser. E, $12.625
                       cum. pfd. (PIK)                                                                             427,066
              2,970  Chevy Chase Capital Corp. Ser. A, $5.19 pfd.                                                  160,380
              1,210  Citadel Broadcasting Inc. 144A $13.25 cum. pfd. (PIK)                                         141,570
                 52  Concentric Network Corp. Ser. B, $13.50 pfd. (PIK)                                             49,920
                  1  CSC Holding Inc. Ser. H, $11.75 cum. pfd. (PIK)                                                   119
              3,072  CSC Holdings, Inc. Ser. M, $11.125 cum. pfd. (PIK)                                            367,104
              7,510  Diva Systems Corp. Ser. C, $6.00 pfd.                                                          45,060
                 99  Dobson Communications Corp. 144A 12.25% pfd. (PIK)                                             89,100
                 45  E. Spire Communications, Inc. $12.75 pfd. (PIK)                                                15,300
                125  Fresenius Medical Care AG Ser. D, $9.00 pfd.
                       (Germany)                                                                                   129,844
                161  Intermedia Communication Ser. B, $13.50 pfd. (PIK)                                            160,195
                207  IXC Communications, Inc. $12.50 pfd. (PIK)                                                    224,595
              2,247  Lady Luck Gaming Corp. $11.25 pfd.                                                             89,880
                867  Nebco Evans Holding Co. 144A $11.25 pfd (PIK)                                                  36,414
                 79  NEXTEL Communications, Inc. Ser. D, 13.00%
                       cum. pfd. (PIK)                                                                              82,950
              3,321  Nextlink Communications, Inc. 144A $7.00 cum. pfd.                                            171,032
                 17  Paxson Communications Corp. $13.25 cum. pfd. (PIK)                                            139,400
                123  Spanish Broadcasting Systems 14.25% cum. pfd.                                                 129,150
             15,080  TCR Holding Corp. 6.25% cum. pfd.                                                                 905
             22,261  Trikon Technologies, Inc. Ser. H, $8.125 pfd. (PIK)                                            33,392
                228  Trikon Technologies, Inc. Ser. I, $8.125 pfd.                                                  22,800
                285  21st Century Telecom Group 144A $13.75
                       cum. pfd. (PIK)                                                                             142,500
                 98  Viatel, Inc. Ser. A, $10.00 cv. pfd. (PIK)                                                     12,250
                150  WinStar Communications, Inc. 144A 14.25%
                       cum. pfd. (PIK)                                                                             120,000
                                                                                                            --------------
                     Total Preferred Stocks (cost $3,465,177)                                               $    2,944,779

UNITS (0.7%) (a)
NUMBER OF UNITS                                                                                                      VALUE
--------------------------------------------------------------------------------------------------------------------------
                250  Australis Media, Ltd. units stepped-coupon zero %,
                       (15 3/4s, 5/15/03), 2003 (In default) (Australia) (STP) (NON)                        $        1,875
                 70  Birch Telecom, Inc. 144A units 14s, 2008                                                       64,050
                200  Decrane Aircraft 144A units 12s, 2008                                                         200,000
                110  Network Plus Corp. units 13 1/4s, 2009                                                        112,200
                200  XCL Ltd. units sr. sec. notes 13 1/2s, 2004                                                   164,000
                600  XCL Ltd. units cum. pfd. 9.50%, 2006                                                           26,400
                                                                                                            --------------
                     Total Units (cost $839,917)                                                            $      568,525

COMMON STOCKS (0.7%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
                 50  AmeriKing, Inc. (NON)                                                                  $        2,000
             34,146  Celcaribe S.A. 144A (Colombia) (NON)                                                           44,390
              4,800  CellNet Data Systems, Inc. (NON)                                                               30,300
              7,440  DII Group Inc., (The) (NON)                                                                   173,910
              1,379  Fitzgerald Gaming Corp. (NON)                                                                     690
              1,213  Hedstrom Holdings, Inc. 144A (NON)                                                              1,213
                 58  Mothers Work, Inc. (NON)                                                                          624
                 55  Paging Do Brazil Holdings Co., LLC 144A
                       Class B, (Brazil) (NON)                                                                           1
             22,025  PSF Holdings LLC Class A (acquired 6/29/96, cost $796,497) (NON) (RES)                        280,819
                537  RSL Communications, Ltd. Class A (NON)                                                         15,338
              1,449  Sensormatic Electronics Corp. (NON)                                                            15,215
                                                                                                            --------------
                     Total Common Stocks (cost $988,086)                                                    $      564,500

WARRANTS (0.6%) (A) (NON)                                                                       EXPIRATION
NUMBER OF WARRANTS                                                                              DATE                 VALUE
--------------------------------------------------------------------------------------------------------------------------
                220  Allegiance Telecom, Inc.                                                   2/3/08      $        6,160
                 80  Bestel SA de C.V. (Mexico)                                                 5/15/05                 80
                690  CellNet Data Systems, Inc.                                                 10/1/07             13,800
                 80  Club Regina, Inc. 144A                                                     4/15/06                 80
                 95  Colt Telecommunications Group PLC                                          12/31/06            54,625
                 30  Concentric Network Corp.                                                   12/15/07             5,010
              1,350  Consorcio Ecuatoriano 144A (Ecuador)                                       10/1/00                675
                285  Covad Communications Group
                       (acquired on various dates from 3/6/98
                       to 5/27/98, cost $137,624) (RES)                                         3/15/08            163,590
                185  Diva Systems Corp.                                                         5/15/06             44,770
                879  Diva Systems Corp.                                                         3/1/08              11,427
              2,000  DTI Holdings Inc.                                                          3/1/08                  20
                 70  Epic Resorts                                                               6/15/05                  1
                 90  Esat Holdings, Inc. (Ireland)                                              2/1/07               6,390
                400  Firstworld Communication                                                   4/15/08              4,000
                250  Hyperion Telecommunications 144A                                           4/15/01             15,335
              6,534  ICG Communications                                                         10/15/05           130,680
                 90  Insilco Holding Co.                                                        8/15/08                  0
                200  Interact Systems, Inc.                                                     8/1/03                   2
                 85  International Wireless
                       Communications Holdings 144A                                             8/15/01                  1
                175  Iridium World Com 144A                                                     7/15/05             12,250
                200  KMC Telecom Holdings, Inc.                                                 4/15/08                500
                235  Knology Holdings, Inc. 144A                                                10/15/07               353
                 40  Long Distance International, Inc. 144A                                     4/13/08                100
                650  McCaw International Ltd.                                                   4/15/07              2,600
                 85  Mediq Inc. 144A                                                            6/1/09                   1
                285  MGC Communications, Inc. 144A                                              10/1/04              7,752
                 45  Onepoint Communications, Inc.                                              6/1/08                  45
                 90  Orbital Imaging Corp. 144A                                                 3/1/05               3,600
                150  Pathnet, Inc. 144A                                                         4/15/08              1,500
                840  Rhythms Netcon 144A                                                        5/15/08             16,800
                100  Spanish Broadcasting Systems 144A                                          6/30/99             20,500
                 80  Startec Global Communications Corp.                                        5/15/08                 80
                 75  Sterling Chemicals Holdings                                                8/15/08              1,125
                 40  Telehub Communications Corp.                                               7/31/05                 40
                130  Transamerican Refining Corp.                                               6/30/03                  0
                250  21st Century Telecom Group 144A                                            2/15/10              5,000
                435  UIH Australia/Pacific, Inc. 144A                                           5/15/06                435
                115  Versatel Teleco 144A                                                       5/15/08              4,600
                                                                                                            --------------
                     Total Warrants (cost $204,384)                                                         $      533,927

SHORT-TERM INVESTMENTS (1.0%) (a)(cost $854,000)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $      854,000  Interest in $310,913,000 joint repurchase agreement dated February 26, 1999 with Warburg Securities
                       due March 1, 1999 with respect to various U.S.
                       Treasury obligations -- maturity value of $854,337
                       for an effective yield of 4.74%                                                      $      854,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $92,004,786) (b)                                               $   85,334,935
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $85,133,646.

  (b) The aggregate identified cost on a tax basis is $92,124,982, resulting in gross unrealized appreciation and depreciation of $6,177,740 and $12,967,787, respectively, or net unrealized depreciation of $6,790,047.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at February 28, 1999 was $689,919 or 0.8% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

  (R) Real Estate Investment Trust.

      FLIRB represents Front Loaded Interest Reduction Bond.

      The rates shown on Floating Rate Notes (FRN) are the current interest rates shown at February 28, 1999, which are subject to change based on the terms of the security.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
February 28, 1999
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $92,004,786) (Note 1)                                              $85,334,935
-----------------------------------------------------------------------------------------------
Dividends and interest receivables                                                    1,294,499
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                          339,214
-----------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                9,682
-----------------------------------------------------------------------------------------------
Total assets                                                                         86,978,330

Liabilities
-----------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                        366,832
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                    26,346
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                      1,078,492
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            279,845
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               30,382
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            11,158
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                709
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   50,920
-----------------------------------------------------------------------------------------------
Total liabilities                                                                     1,844,684
-----------------------------------------------------------------------------------------------
Net assets                                                                          $85,133,646

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (unlimited shares authorized) (Note 1)                              $92,405,327
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                              (378,403)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                                  (223,427)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                           (6,669,851)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                          $85,133,646

Computation of net asset value
-----------------------------------------------------------------------------------------------
Net asset value per share ($85,133,646 divided by 3,712,567 shares)                      $22.93
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended February 28, 1999
Investment income:
-----------------------------------------------------------------------------------------------
Interest income (net of foreign tax of $8,155)                                      $ 7,199,394
-----------------------------------------------------------------------------------------------
Dividends                                                                             1,351,272
-----------------------------------------------------------------------------------------------
Total investment income                                                               8,550,666

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      1,277,268
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          189,196
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        12,759
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          5,069
-----------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                            7,247
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  23,698
-----------------------------------------------------------------------------------------------
Registration fees                                                                            75
-----------------------------------------------------------------------------------------------
Auditing                                                                                 46,218
-----------------------------------------------------------------------------------------------
Legal                                                                                    61,845
-----------------------------------------------------------------------------------------------
Postage                                                                                  13,653
-----------------------------------------------------------------------------------------------
Other                                                                                    37,984
-----------------------------------------------------------------------------------------------
Total expenses                                                                        1,675,012
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (13,090)
-----------------------------------------------------------------------------------------------
Net expenses                                                                          1,661,922
-----------------------------------------------------------------------------------------------
Net investment income                                                                 6,888,744
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                      1,118,740
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the year                          (14,771,161)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                             (13,652,421)
-----------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                $(6,763,677)
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                     Year ended February 28
                                                                                     ----------------------
                                                                                           1999            1998
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                               $ 6,888,744    $  6,505,941
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                         1,118,740       5,915,359
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of
investments and assets and liabilities in foreign currencies                        (14,771,161)      3,296,810
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                                      (6,763,677)     15,718,110
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
From net investment income                                                           (7,065,789)     (6,530,769)
---------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                                (3,348,343)     (4,866,110)
---------------------------------------------------------------------------------------------------------------
Increase in capital share transactions from
reinvestment of dividends                                                               199,702              --
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                             (16,978,107)      4,321,231

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                   102,111,753      97,790,522
---------------------------------------------------------------------------------------------------------------
End of year (including distributions in excess of
net investment income of $378,403 and
$366,908, respectively)                                                             $85,133,646    $102,111,753
---------------------------------------------------------------------------------------------------------------

Number of fund shares
---------------------------------------------------------------------------------------------------------------
Shares outstanding at the beginning of year                                           3,704,000       3,704,000
---------------------------------------------------------------------------------------------------------------
Shares issued in connection with reinvestment
of distributions                                                                          8,567              --
---------------------------------------------------------------------------------------------------------------
Shares outstanding at the end of year                                                 3,712,567       3,704,000
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    For the period
Per-share                                                                                                           June 29, 1995+
operating performance                                                      Year ended February 28                   to February 29
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1999             1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $27.57           $26.40           $26.43           $24.85(c)
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 1.86             1.76             1.77             1.17
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                           (3.69)            2.49             1.54             1.63
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                (1.83)            4.25             3.31             2.80
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                    (1.91)           (1.77)           (1.83)           (1.15)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                        (.90)           (1.31)           (1.34)            (.07)
------------------------------------------------------------------------------------------------------------------------------------
In excess of
net investment income                                                   --               --             (.17)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  (2.81)           (3.08)           (3.34)           (1.22)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $22.93           $27.57           $26.40           $26.43
------------------------------------------------------------------------------------------------------------------------------------
Market value,
end of period                                                      $22.500          $27.312          $24.375          $22.625
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
market value (%)(a)                                                  (7.47)           26.03            23.54            (4.53)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                     $85,134         $102,112          $97,791          $97,881
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                             1.78             1.71             1.72             1.14*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             7.31             6.45             6.66             4.56*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               56.58            60.69            70.33            38.92*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements. (Note 2)

(c) Represents initial net asset value of $25.00 less offering expenses of $0.15. Original offering costs were reduced by $0.03 to reflect actual cost incurred.




Notes to financial statements
February 28, 1999

Note 1
Significant accounting policies

Putnam Convertible Opportunities and Income Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The fund seeks current income and capital appreciation by investing primarily in a diversified portfolio of convertible securities and non-convertible, higher risk, high yield securities.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price, or, if no sales are reported -- as in the case of some securities traded over the counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Market quotations are not considered to be readily available for long-term corporate bonds and notes, preferred stocks and certain foreign securities. These investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis. Any premium resulting from the purchase of stepped-coupon bonds is amortized on a yield-to-maturity basis.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders are recorded by the fund on the ex-dividend date. At certain times, the fund may pay distributions at a level rate even though, as a result of market conditions or investment decisions, the fund may not achieve projected investment results for a given period. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include treatment losses on wash sale transactions, interest on payment-in-kind securities, market discount, defaulted bond interest and organization costs. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended February 28, 1999, the fund reclassified $165,550 to decrease distributions in excess of net investment income and $147,978 to increase paid-in-capital, with an increase to accumulated net realized losses of $313,528. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

I) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $36,134. These expenses are being amortized on a straight line basis over a five-year period.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.10% of average net assets.

The fund compensates Putnam Management for administrative services based on quarterly net assets of the fund. Such administrative fees are based at an annual rate of 0.25% of the average net assets of the fund.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

As part of the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At February 28, 1999, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

For the year ended February 28, 1999, fund expenses were reduced by $13,090 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $530 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchases and sales of securities

During the year ended February 28, 1999, purchases and sales of investment securities other than short-term investments aggregated $52,289,094 and $56,198,919, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.



Federal tax information
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code as amended, the fund hereby designates $897,532 as capital gain at the 20% rate capital gain dividends for its taxable year ended February 28, 1999.

The fund has designated 18.92% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 2000 will show the tax status of all distributions paid to your account in calendar 1999.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT
ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Thomas V. Reilly
Vice President

Charles G. Pohl
Vice President and Fund Manager

Kevin J. Rogers
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time, or visit our website (www.putnaminv.com) any time for up-to-date information about the fund's NAV.



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PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

www.putnaminv.com
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